[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

	Shares	Value (000)
TURKISH COMMON STOCKS (98.1%) (Unless Otherwise Noted)

Automobiles (7.3%)
Dogus Otomotiv Servis ve Ticaret A.S.	516,635	$2,741
Tofas Turk Otomobil Fabrikasa A.S.	1,361,084	6,202
		8,943
Beverages (2.4%)
Coca-Cola Icecek A.S.	303,400	2,973

Chemicals (4.5%)
Bagfas Bandirma Gubre Fabrikalari A.S.	61,010	5,508

Commercial Banks (27.2%)
Turkiye Garanti Bankasi A.S.	2,337,634	14,953
Turkiye Halk Bankasi A.S.	(a)1,157,940	8,587
Turkiye Vakiflar Bankasi T.A.O., ‘D’	1,499,389	3,723
Yapi ve Kredi Bankasi A.S.	2,234,712	5,971
		33,234
Construction Materials (2.9%)
Akcansa Cimento A.S.	381,959	1,970
Cimsa Cimento Sanayi ve Ticaret A.S.	271,000	1,571
		3,541
Diversified Financial Services (8.8%)
Haci Omer Sabanci Holding A.S.	1,100,786	4,660
Tekfen Holding A.S.	(a)1,087,247	6,060
		10,720
Food & Staples Retailing (3.6%)
BIM Birlesik Magazalar A.S.	53,000	4,417

Food Products (4.1%)
Ulker Biskuvi Sanayi A.S.	1,525,119	5,063

Independent Power Producers & Energy Traders (2.0%)
Akenerji Elektrik Uretim A.S.	(a)294,802	2,460

Industrial Conglomerates (4.4%)
Enka Insaat ve Sanayi A.S.	376,797	5,378

Insurance (9.7%)
Aksigorta A.S.	2,021,300	8,471
Anadolu Hayat Emeklilik A.S.	1,037,800	3,303
		11,774
Media (1.4%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S.	483,941	1,662

Multiline Retail (1.7%)
Boyner Buyuk Magazacilik	(a)1,021,028	2,089

Real Estate (4.7%)
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	(a)703,589	4,190
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S.	(a)726,124	1,492
		5,682
Transportation Infrastructure (1.5%)
TAV Havalimanlari Holding A.S.	(a)258,150	1,797

Wireless Telecommunication Services (11.9%)
Turkcell Iletisim Hizmetleri A.S.	1,575,500	14,161
Turkcell Iletisim Hizmetleri A.S. ADR	17,000	386
		14,547
TOTAL TURKISH COMMON STOCKS (Cost $101,465)		119,788

SHORT-TERM INVESTMENT (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $2,103)	(b)2,102,634	2,103
TOTAL INVESTMENTS (99.8%) + (Cost $103,568)		(c)121,891
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		175
NET ASSET (100%)		$122,066

(a)	Non-income producing.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. For the three months ended January 31, 2008, advisory fees paid were reduced by $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates was less than $500. During the three months ended January 31, 2008, cost of purchases and sales in the Liquidity Fund were $22,130,000 and $21,411,000, respectively.

(c)

The approximate market value and percentage of the investments, $119,402,000 and 98.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

ADR	American Depositary Receipt
+

At January 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $103,568,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,323,000 of which $25,697,000 related to appreciated securities and $7,374,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 20, 2008